SEGMENT INFORMATION - Schedule Of Sales to Individual Customers that Exceed 10% of Annual Metal Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major customers [line items]
Revenue	$ 1,817,195	$ 912,840
Metal
Disclosure of major customers [line items]
Revenue	$ 1,683,291	$ 881,492
Percentage of entity's revenue	92.60%	96.60%
Customer 1 | Metal
Disclosure of major customers [line items]
Revenue	$ 1,172,252	$ 335,280
Customer 2 | Metal
Disclosure of major customers [line items]
Revenue	210,037	350,063
Customer 3 | Metal
Disclosure of major customers [line items]
Revenue	$ 301,002	$ 196,149